Quarterly Financial Data (Unaudited) Quarterly Financial Data (Unaudited)	12 Months Ended
Jan. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Note 16. Quarterly Financial Data (Unaudited)

	Fiscal Year Ended January 31, 2014
(Amounts in millions, except per share data)	Q1	Q2	Q3	Q4	Total
Total revenues	$114,071	$116,829	$115,688	$129,706	$476,294
Net sales	113,313	116,101	114,876	128,786	473,076
Cost of sales	85,991	87,420	86,687	97,971	358,069
Income from continuing operations	3,932	4,205	3,870	4,544	16,551
Consolidated net income	3,944	4,216	3,885	4,650	16,695
Consolidated net income attributable to Walmart	3,784	4,069	3,738	4,431	16,022

Basic net income per common share(1):
Basic income per common share from continuing operations attributable to Walmart	1.14	1.24	1.14	1.35	4.87
Basic income (loss) per common share from discontinued operations attributable to Walmart	0.01	—	0.01	0.02	0.03
Basic net income per common share attributable to Walmart	1.15	1.24	1.15	1.37	4.90

Diluted net income per common share(1):
Diluted income per common share from continuing operations attributable to Walmart	1.14	1.23	1.14	1.34	4.85
Diluted income (loss) per common share from discontinued operations attributable to Walmart	—	0.01	—	0.02	0.03
Diluted net income per common share attributable to Walmart	1.14	1.24	1.14	1.36	4.88

	Fiscal Year Ended January 31, 2013
	Q1	Q2	Q3	Q4	Total
Total revenues	$112,901	$114,174	$113,800	$127,776	$468,651
Net sales	112,155	113,412	113,077	126,960	465,604
Cost of sales	85,145	85,611	85,470	96,071	352,297
Income from continuing operations	3,882	4,150	3,809	5,863	17,704
Consolidated net income	3,893	4,162	3,825	5,876	17,756
Consolidated net income attributable to Walmart	3,741	4,017	3,635	5,606	16,999

Basic net income per common share(1):
Basic income per common share from continuing operations attributable to Walmart	1.10	1.18	1.08	1.68	5.03
Basic income (loss) per common share from discontinued operations attributable to Walmart	—	0.01	—	—	0.01
Basic net income per common share attributable to Walmart	1.10	1.19	1.08	1.68	5.04

Diluted net income per common share(1):
Diluted income per common share from continuing operations attributable to Walmart	1.09	1.18	1.07	1.67	5.01
Diluted income (loss) per common share from discontinued operations attributable to Walmart	—	—	0.01	—	0.01
Diluted net income per common share attributable to Walmart	1.09	1.18	1.08	1.67	5.02

(1)	The sum of quarterly income per common share attributable to Walmart data may not agree to annual amounts due to rounding.